CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares
Allowance for credit loss on restricted cash	¥ 241,398	$ 33,071	¥ 86,019
Restricted cash	676,793,411	92,720,317	749,069,826
Allowance for doubtful accounts of accounts receivable and contract assets	24,172,284	3,311,589	9,266,619	$ 1,269,520
Allowance for credit losses on loans receivable	175,820,629	24,087,327	188,719,449	$ 25,854,459
Allowance for credit loss on deposits	5,871,290		2,649,017
Financial investments at amortized cost	141,685,928		406,243,877
Allowance for doubtful accounts of financial investments	0		0
Payable to investors and institutional funding partners at amortized cost	2,184,085,667	299,218,509	3,584,040,757
Total amount of Short-term borrowings	328,500,000	45,004,315	565,000,000
Accrued payroll and welfare	94,716,949	12,976,169	86,770,637
Other taxes payable	279,994,194	38,359,047	289,821,092
Income taxes payable	591,491,126	81,033,952	446,499,777
Accrued expenses and other current liabilities	929,490,436	127,339,668	575,727,263
Other non-current liabilities	27,516,391	3,769,730	37,571,057
Deferred tax liabilities	¥ 65,958,569	$ 9,036,287	¥ 30,039,799
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized (in shares) | shares	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Common shares, shares issued (in shares) | shares	329,117,943	329,117,943	329,117,943	329,117,943
Common shares, shares outstanding (in shares) | shares	250,678,439	250,678,439	293,553,607	293,553,607
Treasury stock, shares | shares	78,439,504	78,439,504	35,564,336	35,564,336
Related Party
Allowance for doubtful accounts of accounts receivable and contract assets	¥ 0		¥ 1,096,251
Xiaoying Credit Loans and Revolving Loans [Member]
Allowance for credit losses on loans receivable	175,820,629		188,719,449
Loan receivable, net	4,828,316,995	$ 661,476,716	4,947,833,357
Consolidated Trusts and Partnerships
Restricted cash	527,457,300		711,756,581
Allowance for doubtful accounts of accounts receivable and contract assets	37,373,243		54,749,985
Consolidated Trusts and Partnerships | Xiaoying Credit Loans and Revolving Loans [Member]
Loan receivable, net	2,916,966,912		3,571,283,174
Consolidated Variable Interest Entities, Trusts and Partnerships
Payable to investors and institutional funding partners at amortized cost	2,184,085,667		3,584,040,757
Total amount of Short-term borrowings	10,000,000		320,000,000
Accrued payroll and welfare	18,482,497		15,011,080
Other taxes payable	119,683,947		126,900,881
Income taxes payable	174,425,660		28,266,791
Accrued expenses and other current liabilities	94,825,511		69,989,510
Deferred tax liabilities	¥ 642,602		¥ 0